Equity - Summary of Dividends Paid (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Dividends [Line Items]
Total Amount	$ 451,050	$ 262,145	$ 243,122
Provisional Dividends [Member]
Disclosure Of Dividends [Line Items]
Type of Dividend	Interim dividend	Interim dividend	Interim dividend	Interim dividend
Payment Date	Jan. 23, 2026	Jan. 24, 2025	Jan. 26, 2024	Jan. 27, 2023
Total Amount	$ 52,771	$ 63,358	$ 47,462	$ 29,532
USD per Share	$ 0.00076	$ 0.00092	$ 0.00069	$ 0.00043
Charged to Fiscal	2025	2024	2023	2022
Definitive Dividends [Member]
Disclosure Of Dividends [Line Items]
Type of Dividend		Final dividend	Final dividend	Final dividend
Payment Date		May 23, 2025	May 29, 2024	May 26, 2023
Total Amount		$ 10,417	$ 316,094	$ 465,321
USD per Share		$ 0.00015	$ 0.00457	$ 0.00673
Charged to Fiscal		2024	2023	2022
Eventual Dividends [Member]
Disclosure Of Dividends [Line Items]
Type of Dividend		Eventual
Payment Date		May 23, 2025
Total Amount		$ 233,947
USD per Share		$ 0.00338
Charged to Fiscal		2024